Capital Management and Risk Policies - Summary of Maximum Exposure to Credit Risk on Assests (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Retail [member] | Gross carrying amount [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	$ 246,640,937	$ 263,197,863	$ 242,592,914
Retail [member] | Gross carrying amount [member] | Current [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	222,657,887	246,123,597	222,499,714
Retail [member] | Gross carrying amount [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	6,089,407	6,116,789	6,715,330
Retail [member] | Gross carrying amount [member] | 31-60 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	2,230,206	1,579,343	2,928,809
Retail [member] | Gross carrying amount [member] | 61-90 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,554,282	990,348	1,650,575
Retail [member] | Gross carrying amount [member] | Default [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	14,109,155	8,387,786	8,798,486
Retail [member] | Gross carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	167,039,513	176,479,180
Retail [member] | Gross carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Current [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	164,463,861	174,398,931
Retail [member] | Gross carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	2,575,652	2,080,249
Retail [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	60,741,347	75,835,678
Retail [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Current [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	55,177,137	71,724,666
Retail [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	2,891,093	1,757,767
Retail [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | 31-60 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,772,673	1,505,887
Retail [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | 61-90 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	900,444	847,358
Retail [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	18,860,077	10,883,005
Retail [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Current [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	3,016,889
Retail [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	622,662	2,278,773
Retail [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | 31-60 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	457,533	73,456
Retail [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | 61-90 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	653,838	142,990
Retail [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Default [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	14,109,155	8,387,786
Retail [member] | Net Carrying amount [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	215,417,867	227,762,452	221,009,674
Loss allowance	(31,223,070)	(35,435,411)	(21,583,240)
Retail [member] | Net Carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	161,194,369	169,001,177
Loss allowance	(5,845,144)	(7,478,003)
Retail [member] | Net Carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	50,724,267	56,774,693
Loss allowance	(10,017,080)	(19,060,985)
Retail [member] | Net Carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	3,499,231	1,986,582
Loss allowance	(15,360,846)	(8,896,423)
Retail Like Portfolio [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	4,228,506	6,825,303	6,193,587	$ 4,830,826
Retail Like Portfolio [member] | Stage 1 [member] | 12-month ECL [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	257,780	844,073	725,219	746,808
Retail Like Portfolio [member] | Stage 2 [member] | Lifetime ECL [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	1,361,307	3,216,373	301,080	783,682
Retail Like Portfolio [member] | Stage 3 [member] | Lifetime ECL [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	2,609,419	2,764,857	5,167,288	3,300,336
Retail Like Portfolio [member] | Gross carrying amount [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	175,367,106	182,813,319	88,000,795
Retail Like Portfolio [member] | Gross carrying amount [member] | Current [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	170,648,357	177,992,701	77,754,290
Retail Like Portfolio [member] | Gross carrying amount [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,839,233	2,609,761	4,120,016
Retail Like Portfolio [member] | Gross carrying amount [member] | 31-60 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	387,510	326,718	460,503
Retail Like Portfolio [member] | Gross carrying amount [member] | 61-90 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	264,698	91,932	657,546
Retail Like Portfolio [member] | Gross carrying amount [member] | Default [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	2,227,308	1,792,207	5,008,440
Retail Like Portfolio [member] | Gross carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	154,644,739	159,649,962
Retail Like Portfolio [member] | Gross carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Current [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	153,539,137	158,187,579
Retail Like Portfolio [member] | Gross carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,105,602	1,462,383
Retail Like Portfolio [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	16,999,200	19,557,425
Retail Like Portfolio [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Current [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	16,028,249	18,354,315
Retail Like Portfolio [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	527,137	818,265
Retail Like Portfolio [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | 31-60 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	303,433	316,890
Retail Like Portfolio [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | 61-90 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	140,381	67,955
Retail Like Portfolio [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	3,723,167	3,605,932
Retail Like Portfolio [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Current [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,080,971	1,450,807
Retail Like Portfolio [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	206,494	329,113
Retail Like Portfolio [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | 31-60 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	84,077	9,828
Retail Like Portfolio [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | 61-90 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	124,317	23,977
Retail Like Portfolio [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Default [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	2,227,308	1,792,207
Retail Like Portfolio [member] | Net Carrying amount [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	171,138,600	175,988,016	81,807,208
Loss allowance	(4,228,506)	(6,825,303)	(6,193,587)
Retail Like Portfolio [member] | Net Carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	154,386,959	158,805,889
Loss allowance	(257,780)	(844,073)
Retail Like Portfolio [member] | Net Carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	15,637,893	16,341,052
Loss allowance	(1,361,307)	(3,216,373)
Retail Like Portfolio [member] | Net Carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,113,748	841,075
Loss allowance	(2,609,419)	(2,764,857)
Wholesale [member] | Gross carrying amount [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	514,777,066	419,763,889	446,023,019
Wholesale [member] | Gross carrying amount [member] | Default [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	730,084	1,201,703	10,020,955
Wholesale [member] | Gross carrying amount [member] | A [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	513,832,426	417,049,373	435,225,887
Wholesale [member] | Gross carrying amount [member] | B1 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	214,556	1,512,813	776,177
Wholesale [member] | Gross carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	496,694,594	398,096,545
Wholesale [member] | Gross carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | A [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	496,694,594	398,096,545
Wholesale [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	17,352,388	20,465,641
Wholesale [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | A [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	17,137,832	18,952,828
Wholesale [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | B1 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	214,556	1,512,813
Wholesale [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	730,084	1,201,703
Wholesale [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Default [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	730,084	1,201,703
Wholesale [member] | Net Carrying amount [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	512,262,266	414,949,423	435,311,226
Loss allowance	(2,514,800)	(4,814,466)	(10,711,793)
Wholesale [member] | Net Carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	495,229,404	395,138,516
Loss allowance	(1,465,190)	(2,958,029)
Wholesale [member] | Net Carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	17,032,460	19,525,119
Loss allowance	(319,928)	(940,522)
Wholesale [member] | Net Carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	402	285,788
Loss allowance	(729,682)	(915,915)
Naranja [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	9,632,604	9,275,787	15,233,581	14,847,650
Naranja [member] | Stage 1 [member] | 12-month ECL [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	5,677,757	5,596,374	4,157,813	3,851,123
Naranja [member] | Stage 2 [member] | Lifetime ECL [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	1,257,400	889,280	1,446,970	5,154,884
Naranja [member] | Stage 3 [member] | Lifetime ECL [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	2,697,447	2,790,133	9,628,798	$ 5,841,643
Naranja [member] | Gross carrying amount [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	185,096,509	141,958,851	114,372,423
Naranja [member] | Gross carrying amount [member] | Current [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	169,355,392	131,704,894	93,346,349
Naranja [member] | Gross carrying amount [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	8,079,289	5,304,089	5,513,282
Naranja [member] | Gross carrying amount [member] | 31-60 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	2,425,377	1,359,887	2,657,374
Naranja [member] | Gross carrying amount [member] | 61-90 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,269,596	609,131	1,387,796
Naranja [member] | Gross carrying amount [member] | Default [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	3,966,855	2,980,850	11,467,622
Naranja [member] | Gross carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	174,821,358	134,671,424
Naranja [member] | Gross carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Current [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	167,268,847	129,793,001
Naranja [member] | Gross carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	7,552,511	4,878,423
Naranja [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	5,844,350	3,706,700
Naranja [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Current [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,799,598	1,514,657
Naranja [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	443,058	341,066
Naranja [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | 31-60 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	2,375,093	1,287,654
Naranja [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | 61-90 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,226,601	563,323
Naranja [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	4,430,801	3,580,727
Naranja [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Current [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	286,947	397,236
Naranja [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	83,720	84,600
Naranja [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | 31-60 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	50,284	72,233
Naranja [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | 61-90 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	42,995	45,808
Naranja [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Default [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	3,966,855	2,980,850
Naranja [member] | Net Carrying amount [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	175,463,905	132,683,064	99,138,842
Loss allowance	(9,632,604)	(9,275,787)	$ (15,233,581)
Naranja [member] | Net Carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	169,143,601	129,075,050
Loss allowance	(5,677,757)	(5,596,374)
Naranja [member] | Net Carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	4,586,950	2,817,420
Loss allowance	(1,257,400)	(889,280)
Naranja [member] | Net Carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,733,354	790,594
Loss allowance	$ (2,697,447)	$ (2,790,133)